As filed with the Securities and Exchange Commission on August 7, 2023.

File Nos. 033-11444 811-04986

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	87 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	89 [X]

FRANKLIN INVESTORS SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Alison E. Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 22, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin Long Duration Credit Fund, a series of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

PART A

AND

PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 87 to the Registration Statement, relating only to the Franklin Long Duration Credit Fund, a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating August 22, 2023 as the new date upon which Post-Effective Amendment No. 86, as filed on May 30, 2023 (Accession # 0001741773-23-001974), (“PEA 86”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 86, are incorporated herein by reference in their entirety into this filing.

FRANKLIN INVESTORS SECURITIES TRUST FILE NOS. 033-11444 & 811-04986 PART C OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i) Amended and Restated Agreement and Declaration of Trust dated May 18, 2018 Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: December 21, 2018

(b)	By-Laws

(i)

Second Amended and Restated By-Laws of Franklin Global Trust dated May 18, 2018

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 21, 2018

(c)	Instruments Defining Rights of Security Holders

(i)

Agreement and Declaration of Trust

Article III, Shares

Article V, Shareholders’ voting Powers and Meetings

Article VI, Net Asset Value; Distributions; Redemptions; Transfer

Article VIII, Certain Transactions: Section 4

Article X, Miscellaneous: Section 4

(ii) By-Laws Article II, Meetings of Shareholders Article VI, Records and Reports: Section 1, 2 and 3 Article VII, General Matters: Section 3, 4, 6 and 7 Article VIII, Amendment: Section 1

(iii) Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amendment to Investment Management Agreement dated December 13, 2022, between the Registrant on behalf of Franklin Low Duration U.S. Government Securities Fund (formerly Franklin Adjustable U.S. Government Securities Fund) and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(ii)

Amended and Restated Investment Management Agreement dated March 1, 2019 between the Registrant on behalf of Franklin Managed Income Fund and Franklin Advisers, Inc..

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2020

(iii)

Amended and Restated Investment Management Agreement dated December 29, 2017 between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2020

(iv)

Amended and Restated Investment Management Agreement dated December 29, 2017 between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2020

(v)

Amended and Restated Investment Management Agreement dated December 29, 2017 between the Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2020

(vi)

Amended and Restated Investment Management Agreement dated December 29, 2017 between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2020

(vii)

Amendment to Investment Management Agreement between the Registrant and Franklin Advisers, Inc. dated May 13, 2020.

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2021

(viii)

Amended and Restated Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 and November 1, 2014 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(ix)

Amendment to Subadvisory Agreement on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC dated May 13, 2020.

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2021

(e)	Underwriting Contracts

(i) Distribution Agreement dated July 7, 2021, between the Registrant and Franklin Distributors, LLC.
Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 27, 2023

(ii)

Form of Selling Agreements between Franklin Distributors, LLC. and Securities Dealers dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(f)	Bonus or Profit-Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 29, 1998

(iv)

Amendment dated September 8, 2022, to Exhibit A and of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(v)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(vi)

Amendment dated August 1, 2019, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2020

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(viii)

Amendment dated January 27, 2017, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(xi)

Amendment dated September 8, 2022, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(xii)

Supplement to the Master Custody Agreement Hong Kong- China Connect Service Franklin Managed Trust dated July 26, 2018, revised Exhibit A dated August 1, 2019

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2021

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Managed Income Fund(formerly, Franklin Balanced Fund), Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2015

(iii)

Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated October 1, 2022.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(iv)

Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan Chase Bank dated January 22, 2020 on behalf of Franklin Investor’s Securities Trust

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2021

(v)

Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan Chase Bank dated January 22, 2020

Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2022

	(vi)	Second Amendment to Fund Services Agreement dated January 27,2021. Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 27, 2023

	(vii)	Third Amendment to Fund Services Agreement March 12, 2021. Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 27, 2023

	(viii)	Fourth Amendment to Fund Services Agreement dated August 18,2021. Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 27, 2023

	(ix)	Fifth Amendment to Fund Services Agreement dated August 18, 2021. Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 27, 2023

	(x)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444

Filing Date: February 27, 2023

(xi) Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020. Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2021

(i)	Legal Opinion

(i) Legal Opinion dated February 25, 2008 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: April 24, 1995

(ii)

Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 29, 1998

(iii)

Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(iv)

Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration U.S. Government Securities Fund (formerly Franklin Adjustable U.S. Government Securities Fund) and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration U.S. Government Securities Fund (formerly Franklin Adjustable U.S. Government Securities Fund) and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Managed Income Fund and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(vii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(ix)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration U.S. Government Securities Fund (formerly Franklin Adjustable U.S. Government Securities Fund), Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(x)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Managed Income Fund and Franklin Real Return Fund and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(xi)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Managed Income Fund, Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(xii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin Distributors, LLC., dated July 7, 2021.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(n)	Rule 18f-3 Plan

(i)

Amended Multiple Class Plan dated July 7, 2021, on behalf of Franklin Low Duration U.S. Government Securities Fund (formerly Franklin Adjustable U.S. Government Securities Fund) Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(ii)

Amended Multiple Class Plan dated July 7, 2021, on behalf of Franklin Equity Income Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(iii)

Amended Multiple Class Plan dated July 7, 2021, on behalf of Franklin Convertible Securities Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(iv)

Amended Multiple Class Plan dated July 7, 2021, on behalf of Franklin Floating Rate Daily Access Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(v)

Amended Multiple Class Plan dated July 7, 2021, on behalf of Franklin Total Return Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(vi)

Amended Multiple Class Plan dated July 7, 2021, on behalf of Franklin Managed Income Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(vii)

Amended Multiple Class Plan July 7, 2021, on behalf of Franklin Low Duration Total Return Fund.

Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2023

(p)	Code of Ethics

	(i)	Code of Ethics dated January 1, 2023 Filing: Post-Effective Amendment No. 85 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 27, 2023

(q)	Power of Attorney

	(i)	Power of Attorney dated May 24, 2023 Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: May 30, 2023

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None

ITEM 30. INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers the Registrant’s investment manager, also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, and serves as sub-advisor for one of the series in the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 80160684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Franklin Distributors, LLC (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust

Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust

Templeton Institutional Funds

Legg Mason ETF Investment Trust II

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 34. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 4th August 2023.

FRANKLIN INVESTORS SECURITIES TRUST

(Registrant)

By: /s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS* Edward D. Perks	President and Chief Executive Officer-Investment Management Dated: August 4, 2023

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and Administration
Matthew T. Hinkle	Dated: August 4, 2023

CHRISTOPHER KINGS* Christopher Kings	Chief Financial Officer and Chief Accounting Officer Dated: August 4, 2023

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: August 4, 2023

TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: August 4, 2023

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: August 4, 2023

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: August 4, 2023

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: August 4, 2023

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: August 4, 2023

J. MICHAEL LUTTIG * J. Michael Luttig	Trustee Dated: August 4, 2023

LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: August 4, 2023

VALERIE M. WILLIAMS* Valerie M. Williams	Trustee Dated: August 4, 2023

*By /s/ Navid J. Tofigh

Navid J. Tofigh

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN INVESTORS SECURITIES TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
None